S000006865 [Member] Expense Example - International Developed Markets Fund - International Developed Markets Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	$ 1,252